Stockholders' Equity (Deficit) (Details)										1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 17, 2024	Dec. 08, 2023 USD ($) shares	Sep. 29, 2023 USD ($) $ / shares shares	Jul. 01, 2023 $ / shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 29, 2023 USD ($) $ / shares shares	May 09, 2023 $ / shares shares	May 05, 2023 $ / shares shares	Apr. 11, 2023 USD ($) $ / shares shares	Oct. 28, 2024 $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Mar. 23, 2023 USD ($) $ / shares shares
Stockholders' Equity (Deficit) (Details) [Line Items]
Common Stock, Shares Authorized (in Shares) | shares											500,000,000		500,000,000		500,000,000	500,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares											$ 0.01		$ 0.01		$ 0.01	$ 0.01
Common Stock, Shares, Issued (in Shares) | shares											15,093,055		15,093,055		9,762,258	5,567,957
Stock-based compensation													$ 12,500
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount											$ 0		$ 0
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares													1,225,000
Employee Benefits and Share-Based Compensation													$ 252,150
Gain (Loss) on Extinguishment of Debt													$ 0	$ 1,024,583	$ 515,964	$ 164,837
Preferred Stock, Shares Authorized (in Shares) | shares											100,000,000		100,000,000		100,000,000
Dividends, Preferred Stock													$ 42,997	1,018,980	$ 1,033,729	1,719,781
Stock Issued During Period, Value, Issued for Services																$ 897,000
Common Stock, Shares, Outstanding (in Shares) | shares											15,093,055		15,093,055		9,762,258	5,567,957
Shares Issued, Price Per Share (in Dollars per share) | $ / shares			$ 0.8													$ 0.8
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture (in Shares) | shares															300,000	247,776
Share-Based Payment Arrangement, Expense, after Tax															$ 94,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares			181,606
Accounts Payable, Other																$ 105,089
Debt Conversion, Converted Instrument, Amount			$ 145,285
Gain on Conversion of Debt			138,531
Debt Related Commitment Fees and Debt Issuance Costs															0	7,644,077
Dividends, Preferred Stock, Stock													$ 42,609	92,140
Proceeds from Issuance of Preferred Stock and Preference Stock													125,000	0	0	738,500
Principal [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount																57,138
Accounts Payable [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount													0	45,000
Convertible Notes Payable [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount			18,750												$ 62,328	79,503
Accrued Interest [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount			2,101
Accrued Salaries [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount			64,434
Accrued Board Fees [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount			$ 60,000
Accrued Dividends [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount									$ 215,659
Investment Incentive [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount									1,371,846
Series D Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Conversion of Stock, Shares Issued (in Shares) | shares															30,802
Series F Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Conversion of Stock, Shares Issued (in Shares) | shares															1,889,835
Series X Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Conversion of Stock, Shares Issued (in Shares) | shares															86,788
Vendor [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Shares sold for cash (in Shares) (in Shares) | shares								2,552
Shares Issued, Price Per Share (in Dollars per share) | $ / shares								$ 0.85
Howe Trust [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Shares sold for cash (in Shares) (in Shares) | shares							19,622
Shares Issued, Price Per Share (in Dollars per share) | $ / shares							$ 0.85
Member of Advisory Board [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture (in Shares) | shares															75,000
Share-Based Payment Arrangement, Expense, after Tax															$ 212,513
Director [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture (in Shares) | shares															250,000
Share-Based Payment Arrangement, Expense, after Tax															$ 228,000
Nonrelated Party [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Shares sold for cash (in Shares) (in Shares) | shares															237,349
Gain (Loss) on Extinguishment of Debt															$ 485,212
Dividends, Preferred Stock											$ 17,981	$ 18,637	42,609	878,092	893,828	1,600,241
Gain Loss On Settlement															$ 1,040,863	185,487
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares															154,107
Nonrelated Party [Member] | Convertible Notes Payable [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount													0	177,056
Related Party [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Shares sold for cash (in Shares) (in Shares) | shares															79,298
Dividends, Preferred Stock											$ 0	$ 4,888	388	140,888	$ 139,901	$ 119,540
Related Party [Member] | Convertible Notes Payable [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount													$ 0	650,940
Board [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares					2,926
Board [Member] | Accounts Payable [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Shares Issued, Price Per Share (in Dollars per share) | $ / shares					$ 12.5
Debt Conversion, Original Debt, Amount					$ 36,575
Common Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture (in Shares) | shares															750,000
Common Stock [Member] | Member of Advisory Board [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture (in Shares) | shares															525,000
Waiver Fee [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Conversion of Stock, Shares Issued (in Shares) | shares															2,007,425
Obligation Exchange Agreement [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares) | shares													75,000
Number of Creditors													2
Gain (Loss) on Extinguishment of Debt													$ 553,403
Two Investors [Member] | Series D Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Conversion of Stock, Amount Converted									2,467,500
Two Investors [Member] | Accrued Dividends [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Conversion of Stock, Amount Converted									171,109
Two Investors [Member] | Series C Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Conversion of Stock, Amount Converted									1,100,000
Two Investors [Member] | Investment Incentive [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Conversion of Stock, Amount Converted									1,016,888
Series X Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Shares sold for cash (in Shares) (in Shares) | shares													161,042
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares) | shares													3,794,755
Preferred Stock, Shares Authorized (in Shares) | shares											42,103		42,103		31,427
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares											$ 0.01		$ 0.01		$ 0.01	$ 0.01
Preferred Stock, Shares Outstanding (in Shares) | shares											42,103		42,103		19,703	24,227
Dividends, Preferred Stock													$ 42,609			$ 60,564
Preferred Stock, Amount of Preferred Dividends in Arrears													$ 0		$ 0
Preferred Stock, Liquidation Preference Per Share (in Dollars per share) | $ / shares											$ 25		$ 25		$ 25
Preferred Stock, Dividend Payment Terms													The Company reserves the right to pay the dividends in shares of the Company’s common stock at a price equal to the average closing price over the five days prior to the date of the dividend declaration.		The Company reserves the right to pay the dividends in shares of the Company’s common stock at a price equal to the average closing price over the five days prior to the date of the dividend declaration.
Preferred Stock, Voting Rights													Each one share of the Series X Preferred Stock is entitled to 400 votes on all matters submitted to a vote of our shareholders.		Each one share of the Series X Preferred Stock is entitled to 400 votes on all matters submitted to a vote of our shareholders.
Common Stock Dividends, Shares (in Shares) | shares															141,122	28,275
Shares Issued, Price Per Share (in Dollars per share) | $ / shares															$ 0.80	$ 0.80
Debt Conversion, Converted Instrument, Amount													$ 0	193
Preferred Stock, Convertible, Conversion Price (in Dollars per share) | $ / shares															$ 4
Preferred Stock, Shares Issued (in Shares) | shares											42,103		42,103		19,703	24,227
Conversion of Stock, Shares Converted (in Shares) | shares															11,724
Share Price (in Dollars per share) | $ / shares				$ 0.80
Share-Based Compensation Arrangement by Share-Based Payment Award, Discount from Market Price, Offering Date				20.00%
Series X Preferred Stock [Member] | Director [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Shares sold for cash (in Shares) (in Shares) | shares													2,400
Stock Issued During Period, Value, Issued for Services													$ 60,000		$ 60,000
Series X Preferred Stock [Member] | Institutional investor and Consultant [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Shares sold for cash (in Shares) (in Shares) | shares													20,000
Stock Issued During Period, Value, Issued for Services													$ 500,000
Series X Preferred Stock [Member] | Officers And Directors [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares															7,200
Stock Issued During Period, Value, Issued for Services															$ 180,000
Series X Preferred Stock [Member] | Series D Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Dividends, Preferred Stock, Stock															104,454	$ 60,564
Series X Preferred Stock [Member] | Accrued Dividends [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Preferred Stock, Amount of Preferred Dividends in Arrears															0
Dividends, Preferred Stock, Stock															$ 71,240
Series X Preferred Stock [Member] | Majority Shareholder [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Common Stock Dividends, Shares (in Shares) | shares																14,586
Series X Preferred Stock [Member] | Nonrelated Party [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Common Stock Dividends, Shares (in Shares) | shares																9,950
Series A Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Shares sold for cash (in Shares) (in Shares) | shares										539,792			5,000
Preferred Stock, Shares Authorized (in Shares) | shares										3,000,000	3,000,000		3,000,000		3,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares										$ 0.01
Preferred Stock, Liquidation Preference Per Share (in Dollars per share) | $ / shares										$ 25
Series A Preferred Stock [Member] | Series D Preferred Stock [Member] | Convertible Notes Payable [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount															$ 580,132	$ 0
Series D Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Shares sold for cash (in Shares) (in Shares) | shares		655
Preferred Stock, Shares Authorized (in Shares) | shares											10,000,000		10,000,000		10,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares											$ 0.01		$ 0.01		$ 0.01	$ 0.01
Preferred Stock, Dividend Rate, Percentage													6.00%		6.00%
Preferred Stock, Dividend Rate, Per-Dollar-Amount (in Dollars per share) | $ / shares													$ 1.05		$ 1.05
Common Stock, Convertible, Conversion Price, Increase (in Dollars per share) | $ / shares													$ 0.25		$ 0.25
Preferred Stock, Shares Outstanding (in Shares) | shares											0		0		25,000	250,000
Dividends, Preferred Stock													$ 388		$ 14,172	$ 85,541
Preferred Stock, Amount of Preferred Dividends in Arrears													0		$ 5,049
Debt Conversion, Converted Instrument, Amount													$ 0	19,175
Preferred Stock, Convertible, Conversion Price (in Dollars per share) | $ / shares															$ 4
Preferred Stock, Shares Issued (in Shares) | shares											0		0		25,000	250,000
Conversion of Stock, Amount Converted		$ 500,000							$ 2,467,500
Conversion of Stock, Shares Converted (in Shares) | shares		500,000							2,350,000						100,000
Dividends, Preferred Stock, Stock															$ 18,175
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants		$ 600,000
Series D Preferred Stock [Member] | Accrued Salary [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount		38,000
Debt Conversion, Incentive, Amount		25,000
Series D Preferred Stock [Member] | Conversion Incentive [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount		25,000
Series D Preferred Stock [Member] | Accrued Dividends [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Conversion of Stock, Amount Converted		$ 67,000
Series D Preferred Stock [Member] | Two Investors [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Conversion of Stock, Amount Converted									$ 4,055,005
Series D Preferred Stock [Member] | Two Investors [Member] | Accrued Dividends [Member] | Accrued Dividends [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Conversion of Stock, Amount Converted									215,659
Series D Preferred Stock [Member] | Two Investors [Member] | Investment Incentive [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Conversion of Stock, Amount Converted									$ 1,371,846
Series E Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Preferred Stock, Shares Authorized (in Shares) | shares											10,000		10,000		10,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares															$ 0.01	$ 0.01
Preferred Stock, Shares Outstanding (in Shares) | shares															0	0
Debt Conversion, Converted Instrument, Amount													$ 0	$ 665,640
Preferred Stock, Shares Issued (in Shares) | shares															0	0
Series F Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Preferred Stock, Shares Authorized (in Shares) | shares											140,000		140,000		140,000		140,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares											$ 0.01		$ 0.01		$ 0.01	$ 0.01	$ 0.01
Preferred Stock, Dividend Rate, Percentage	54.90%												12.00%
Preferred Stock, Shares Outstanding (in Shares) | shares											0		0		0	20,057
Dividends, Preferred Stock															$ 941,713
Preferred Stock, Amount of Preferred Dividends in Arrears															$ 0
Preferred Stock, Value, Outstanding											$ 1,000		$ 1,000				$ 1,000
Preferred Stock, Liquidation Preference Per Share (in Dollars per share) | $ / shares			$ 1,000						$ 1,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares			911						8,116
Conversion of Stock, Shares Issued (in Shares) | shares									4,055
Debt Conversion, Converted Instrument, Amount									$ 8,111,334
Preferred Stock, Convertible, Conversion Price (in Dollars per share) | $ / shares															$ 4
Preferred Stock, Shares Issued (in Shares) | shares											0		0		0	20,057
Conversion of Stock, Shares Converted (in Shares) | shares															8,333
Dividends, Preferred Stock, Stock															$ 899,607
Accrued Compensation															87,884
Series F Preferred Stock [Member] | Accounts Payable [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares						147
Debt Conversion, Original Debt, Amount						$ 146,214
Debt Conversion, Converted Instrument, Amount															0	$ 146,214
Series F Preferred Stock [Member] | Convertible Notes Payable [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount			$ 414,118
Series F Preferred Stock [Member] | Accrued Interest [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount			84,187						365,012
Series F Preferred Stock [Member] | Investment Incentive [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount			360,385						3,195,374
Series F Preferred Stock [Member] | Default Penalty [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount									888,889
Series F Preferred Stock [Member] | Fees [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount			10,000						60,000
Series F Preferred Stock [Member] | Premium on Notes Payable [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount			$ 41,412
Series F Preferred Stock [Member] | Series D Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount															0	159,906
Series F Preferred Stock [Member] | Series D Preferred Stock [Member] | Accounts Payable [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount															363,608	83,456
Series F Preferred Stock [Member] | Series D Preferred Stock [Member] | Convertible Notes Payable [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount															0	9,523,178
Series F Preferred Stock [Member] | Chief Executive Officer [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares			2,138
Series F Preferred Stock [Member] | Chief Executive Officer [Member] | Convertible Notes Payable [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount			$ 601,839
Series F Preferred Stock [Member] | Chief Executive Officer [Member] | Premium on Notes Payable [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount			78,087
Series F Preferred Stock [Member] | Related Party [Member] | Accrued Interest [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount			124,777
Series F Preferred Stock [Member] | Related Party [Member] | Accrued Board Fees [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount			112,500
Series F Preferred Stock [Member] | Related Party [Member] | Investment Incentive [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount			843,228
Series F Preferred Stock [Member] | Related Party [Member] | Accrued Salary [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount			$ 376,625
Series F Preferred Stock [Member] | Related Party [Member] | Series D Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount															0	2,137,055
Series F Preferred Stock [Member] | Related Party [Member] | Series D Preferred Stock [Member] | Accounts Payable [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount															$ 969,469	$ 0
Series F Preferred Stock [Member] | Nine Investors Member | Convertible Notes Payable [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount									$ 3,602,059
Series F Preferred Stock [Member] | Two Investors [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Preferred Stock, Liquidation Preference Per Share (in Dollars per share) | $ / shares									$ 1,000
Series F Preferred Stock [Member] | Two Investors [Member] | Series D Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Conversion of Stock, Shares Issued (in Shares) | shares									4,055
Series F Preferred Stock [Member] | Two Investors [Member] | Series C Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Preferred Stock, Liquidation Preference Per Share (in Dollars per share) | $ / shares									$ 1,000
Conversion of Stock, Shares Issued (in Shares) | shares									2,289
Series F Preferred Stock [Member] | Three Investors [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Shares sold for cash (in Shares) (in Shares) | shares									1,746
Preferred Stock, Liquidation Preference Per Share (in Dollars per share) | $ / shares									$ 1,000
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants									$ 1,745,000
Proceeds from Issuance of Preferred Stock and Preference Stock									900,000
Payments of Stock Issuance Costs									161,500
Series F Preferred Stock [Member] | Three Investors [Member] | Investment Incentive [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants									$ 845,000
Series F Preferred Stock [Member] | Two Service Providers [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Preferred Stock, Liquidation Preference Per Share (in Dollars per share) | $ / shares						$ 1,000
Common Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture (in Shares) | shares																300,000
Share-Based Payment Arrangement, Expense, after Tax																$ 897,000
Share Price (in Dollars per share) | $ / shares				$ 1
Series C Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Preferred Stock, Shares Authorized (in Shares) | shares															3,000,000
Preferred Stock, Dividend Rate, Percentage															6.00%
Preferred Stock, Dividend Rate, Per-Dollar-Amount (in Dollars per share) | $ / shares															$ 1.05
Preferred Stock, Shares Outstanding (in Shares) | shares															0
Dividends, Preferred Stock																$ 17,603
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares									2,289
Preferred Stock, Convertible, Conversion Price (in Dollars per share) | $ / shares															$ 0.25
Preferred Stock, Shares Issued (in Shares) | shares									1,047,619
Conversion of Stock, Amount Converted									$ 1,100,000
Debt Related Commitment Fees and Debt Issuance Costs									1,016,888
Series C Preferred Stock [Member] | Accrued Dividends [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Conversion of Stock, Amount Converted									171,109
Series C Preferred Stock [Member] | Two Investors [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Conversion of Stock, Amount Converted									$ 2,287,997
Principal [Member] | Officers And Directors [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Common Stock Dividends, Shares (in Shares) | shares																3,739